(fidelity_logo)(Registered Trademark)

Fidelity® Advisor

Aggressive Growth

Fund - Class A, Class T, Class B and Class C

Annual Report

November 30, 2000

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

For the first time since 1990, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, appeared nearly certain to outperform the U.S. stock market, as measured by the S&P 500®. The former was up nearly 10% year to date through November, while the S&P 500 was down by approximately the same amount. Disappointing corporate earnings and uncertainty concerning a president-elect toppled the stock market late in the period.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Aggressive Growth Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended November 30, 2000	Life of fund
Fidelity Adv Aggressive Growth - CL A	-9.50%
Fidelity Adv Aggressive Growth - CL A (incl. 5.75% sales charge)	-14.70%
Russell Midcap Growth	-12.94%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of U.S. domiciled medium capitalization growth-oriented stocks of U.S. corporations. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Annual Report

Fidelity Advisor Aggressive Growth Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended November 30, 2000	Life of fund
Fidelity Adv Aggressive Growth - CL T	-9.50%
Fidelity Adv Aggressive Growth - CL T (incl. 3.50% sales charge)	-12.67%
Russell Midcap Growth	-12.94%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of U.S. domiciled medium capitalization growth-oriented stocks of U.S. corporations. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Annual Report

Fidelity Advisor Aggressive Growth Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return is 5%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended November 30, 2000	Life of fund
Fidelity Adv Aggressive Growth - CL B	-9.50%
Fidelity Adv Aggressive Growth - CL B (incl. contingent deferred sales charge)	-14.03%
Russell Midcap Growth	-12.94%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of U.S. domiciled medium capitalization growth-oriented stocks of U.S. corporations. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Annual Report

Fidelity Advisor Aggressive Growth Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return is 1%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended November 30, 2000	Life of fund
Fidelity Adv Aggressive Growth - CL C	-9.50%
Fidelity Adv Aggressive Growth - CL C (incl. contingent deferred sales charge)	-10.40%
Russell Midcap Growth	-12.94%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of U.S. domiciled medium capitalization growth-oriented stocks of U.S. corporations. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After a promising beginning, U.S. equity markets were hammered by a convergence of adverse conditions during the remainder of the 12-month period ending November 30, 2000. The tech-heavy NASDAQ Composite Index was particularly hard hit. After successfully weathering the Federal Reserve Board's campaign to calm surging economic growth, the technology sector's grip on market leadership finally weakened in mid-March, when analysts warned that valuations were overinflated. Then, in May, the markets were rocked by a 0.50% Fed interest-rate hike, and signs soon emerged that clearly indicated a slowdown ahead. Escalating oil prices put additional strain on corporate profits, and disappointing earnings announcements began to pile up. Any hopes for a late season rally were broadsided by the uncertainty stemming from the presidential election in November. The resulting anxiety weighed the markets down to their lowest point of the year. For the overall period, the Standard & Poor's 500SM Index fell 4.22%, the Dow Jones Industrial Average sank 2.77% and the NASDAQ plunged 21.99%. Investors should keep in mind, however, that the last two times the NASDAQ had negative calendar year returns, in 1990 and 1994, the index responded with gains of 59.01% and 41.40% in 1991 and 1995, respectively. Of course, past performance is no guarantee of future results.

(Portfolio Manager photograph)
An interview with Beso Sikharulidze, Portfolio Manager of Fidelity Advisor Aggressive Growth Fund

Q. How did the fund perform, Beso?

A. From its inception on November 13, 2000, through November 30, 2000, the fund's Class A, Class T, Class B and Class C shares returned -9.50%, -9.50%, -9.50% and -9.50%, respectively, while the Russell Midcap Growth Index returned -12.94%. Going forward, we will look at the fund's performance at six- and 12-month intervals and compare it to its Lipper peer group.

Q. What was the market environment like during this very abbreviated period?

A. The fund launched during an indiscriminate sell-off in the marketplace spawned by concerns about an economic deceleration, the Federal Reserve Board's stance on interest rates and an unresolved U.S. presidential election. The technology-laden NASDAQ Composite Index felt the brunt of the storm, plunging more than 14% during this abbreviated period and more than 22% for the month of November as a whole. So, although the timing of the fund's launch dampened short-term performance, the sell-off actually helped improve our long-term prospects by allowing us to pick up several good stocks at bargain prices.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How would you define the fund's objective?

A. As its name implies, it's an aggressively managed fund that seeks capital appreciation by investing primarily in common stocks. The fund is designed to uncover companies that offer the potential for accelerated earnings or revenue growth. To me, this means a company that has strong growth potential and a sustainable competitive advantage. Oftentimes, this means investing in companies that are launching new products or technology, and those that are trying to grow their earnings faster than their competition. It's important to recognize that there are risks associated with this approach. Investors should be aware of the potential for short-term volatility in the fund's share price and should have a high tolerance to ride out the ups and downs. If they do, there's also a lot of potential for superior returns over the long term.

Q. What can you tell us about your investment style?

A. I follow a bottom-up research process, and my goal is to try to know better than anyone else the companies in which I invest, or in which I will consider investing. In analyzing a company, I look for a strong competitive position, a strong balance sheet and ample free cash-flow generation. In keeping with this strategy, some of the criteria for me to sell - or avoid - a company include deteriorating fundamentals, weakening prospects and seemingly overstretched stock valuations.

Q. Where have you found investment opportunities since the fund opened?

A. I focused the fund's investments in what I consider to be the fastest growing segments of the market, namely technology, telecommunications and biotechnology. In fact, over 68% of the fund's net assets resided in technology alone at the close of the period. Within tech and telecom, I honed in on those firms expected to benefit the most in the long term from the continued evolution of the Internet and next-generation communications networks. Among the companies receiving significant initial investments were data storage players EMC and Storage Networks, Internet software providers Veritas, Critical Path, Micromuse and BEA Systems, and networking plays Ciena and Sonus Networks. Switching gears, historic advances in gene research are expected to drive innovative products and services, which attracted me to biotech holdings, namely IDEC Pharmaceuticals, Medarex and Enzo Biochem.

Q. What's your outlook?

A. My long-term outlook remains quite bullish. Despite a difficult period in the market of late, I firmly believe those sectors that have seen the sharpest growth during the past 12 months will continue to outpace the market. Tech-related spending, although slowing, remains strong and should continue to fuel productivity gains, which have the effect of lowering inflation and boosting corporate profits. I believe there are still a lot of good bargains out there given the recent sell-off, and I plan to take full advantage of them in the coming months. As a bottom-up investor, I'll focus my energy on individual security selection, since that's where we find the most value for the shareholder.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing primarily in common stocks

Start date: November 13, 2000

Size: as of November 30, 2000, more than $7 million

Manager: Beso Sikharulidze, since inception; Fidelity Advisor Focus Health Care Fund, 1997-1999; joined Fidelity in 1992

3

Beso Sikharulidze discusses why his background is well-suited for an aggressive growth fund:

"I've managed two sector funds at Fidelity that required an aggressive investment style, the Advisor Focus Health Care Fund and the Select Health Care Portfolio. This particular experience provided me with some great insight into finding the quality stocks with strong product pipelines within the biotechnology industry, which has become one of the hottest areas of the aggressive growth market.

"I also draw upon my experience running the Fidelity Convertible Securities Fund, a diversified equity fund that I recently managed. Managing this fund gave me valuable exposure to top technology stocks and the many facets of the new economy. What many investors don't realize is that the market for convertible securities has changed dramatically in recent years to become a much more growth-oriented universe, with the rapid emergence of NASDAQ-type issuers from the tech and telecom spaces.

"I feel that my experience with these high-growth industries provides me with a solid foundation to run an aggressive growth fund."

Annual Report

Investment Summary

Top Ten Stocks as of November 30, 2000
% of fund's net assets
VERITAS Software Corp.	4.1
Critical Path, Inc.	3.7
Six Flags, Inc. $4.05 PIES	3.6
Check Point Software Technologies Ltd.	3.5
Micromuse, Inc.	3.4
Sonus Networks, Inc.	2.8
BEA Systems, Inc.	2.6
Enzo Biochem, Inc.	2.2
Mercury Interactive Corp.	1.9
Ciena Corp.	1.8
29.6
Top Five Market Sectors as of November 30, 2000
% of fund's net assets
Technology	68.5
Health	11.3
Media & Leisure	5.9
Finance	2.3
Utilities	2.1
Asset Allocation (% of fund's net assets)
As of November 30, 2000 *
Stocks 90.0%
Convertible Securities 6.9%
Short-Term Investments and Net Other Assets 3.1%
* Foreign investments 7.3%

Annual Report

Investments November 30, 2000

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value (Note 1)
BASIC INDUSTRIES - 0.5%
Chemicals & Plastics - 0.1%
Sealed Air Corp. (a)	100	$ 3,181
Metals & Mining - 0.4%
CommScope, Inc. (a)	1,900	32,181
TOTAL BASIC INDUSTRIES		35,362
DURABLES - 0.4%
Consumer Electronics - 0.4%
Gemstar-TV Guide International, Inc. (a)	700	28,481
ENERGY - 1.5%
Energy Services - 1.1%
Baker Hughes, Inc.	140	4,629
ENSCO International, Inc.	160	3,890
Global Industries Ltd. (a)	490	4,961
Global Marine, Inc. (a)	190	4,168
Hanover Compressor Co. (a)	150	4,603
Marine Drilling Companies, Inc. (a)	220	4,400
Nabors Industries, Inc. (a)	100	4,394
Pride International, Inc. (a)	210	3,977
R&B Falcon Corp. (a)	200	3,800
Rowan Companies, Inc. (a)	210	4,174
SEACOR SMIT, Inc. (a)	116	4,872
Smith International, Inc. (a)	70	4,064
Tidewater, Inc.	110	4,455
Trican Well Service Ltd. (a)	1,700	14,666
Varco International, Inc. (a)	275	4,348
W-H Energy Services, Inc.	333	4,412
Weatherford International, Inc.	130	4,331
		84,144
Oil & Gas - 0.4%
Anadarko Petroleum Corp.	80	4,760
Apache Corp.	90	4,703
Cooper Cameron Corp. (a)	90	4,883
Devon Energy Corp.	100	4,925
Grant Prideco, Inc. (a)	290	4,096
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Murphy Oil Corp.	90	$ 4,928
Newfield Exploration Co. (a)	130	4,745
		33,040
TOTAL ENERGY		117,184
FINANCE - 0.8%
Banks - 0.1%
Synovus Finanical Corp.	230	5,089
Credit & Other Finance - 0.5%
Providian Financial Corp.	400	36,000
Insurance - 0.2%
Kingsway Financial Services, Inc. (a)	2,900	13,783
Securities Industry - 0.0%
Federated Investors, Inc. Class B (non-vtg.)	170	4,803
TOTAL FINANCE		59,675
HEALTH - 11.3%
Drugs & Pharmaceuticals - 10.7%
Abgenix, Inc. (a)	660	32,216
Alkermes, Inc. (a)	130	3,884
Allergan, Inc.	310	28,772
Applera Corp. - Celera Genomics Group (a)	600	24,975
Celgene Corp. (a)	80	4,565
Cephalon, Inc. (a)	490	22,663
CuraGen Corp. (a)	2,890	98,079
Enzo Biochem, Inc. (a)	5,920	168,720
Human Genome Sciences, Inc. (a)	360	22,388
IDEC Pharmaceuticals Corp. (a)	430	74,847
ImClone Systems, Inc. (a)	2,460	109,163
Immunex Corp. (a)	320	11,900
King Pharmaceuticals, Inc. (a)	100	4,875
Medarex, Inc. (a)	1,790	64,888
Medicis Pharmaceutical Corp. Class A (a)	300	19,050
Medimmune, Inc. (a)	300	15,956
Millennium Pharmaceuticals, Inc. (a)	1,070	51,962
Protein Design Labs, Inc. (a)	240	18,540
Vertex Pharmaceuticals, Inc. (a)	1,010	56,434
		833,877
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Medical Equipment & Supplies - 0.3%
Biomet, Inc.	130	$ 4,810
Patterson Dental Co. (a)	170	5,058
St. Jude Medical, Inc. (a)	90	5,361
Stryker Corp.	100	5,331
		20,560
Medical Facilities Management - 0.3%
Express Scripts, Inc. Class A (a)	70	5,241
Health Management Associates, Inc. Class A (a)	240	5,115
Oxford Health Plans, Inc. (a)	130	5,273
Quest Diagnostics, Inc. (a)	40	4,495
Universal Health Services, Inc. Class B (a)	60	6,146
		26,270
TOTAL HEALTH		880,707
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
Electrical Equipment - 1.7%
Alcatel SA sponsored ADR	590	29,795
Scientific-Atlanta, Inc.	2,600	104,975
		134,770
MEDIA & LEISURE - 2.1%
Broadcasting - 1.2%
American Tower Corp. Class A (a)	130	3,916
EchoStar Communications Corp. Class A (a)	330	9,632
Entercom Communications Corp. Class A (a)	160	4,720
Radio One, Inc. Class D (non-vtg.) (a)	6,400	67,200
UnitedGlobalCom, Inc. Class A (a)	190	2,874
Univision Communications, Inc. Class A (a)	140	4,900
		93,242
Entertainment - 0.1%
MGM Mirage, Inc.	160	4,580
Leisure Durables & Toys - 0.6%
Harley-Davidson, Inc.	1,110	50,436
Lodging & Gaming - 0.1%
International Game Technology (a)	130	5,801
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - continued
Restaurants - 0.1%
Outback Steakhouse, Inc. (a)	190	$ 5,166
Starbucks Corp. (a)	110	5,012
		10,178
TOTAL MEDIA & LEISURE		164,237
NONDURABLES - 0.6%
Beverages - 0.2%
Companhia de Bebidas das Americas (AmBev) sponsored ADR	600	12,675
Household Products - 0.4%
Avon Products, Inc.	600	24,975
Estee Lauder Companies, Inc. Class A	110	4,764
		29,739
TOTAL NONDURABLES		42,414
PRECIOUS METALS - 0.4%
Newmont Mining Corp.	2,170	33,906
RETAIL & WHOLESALE - 0.7%
Apparel Stores - 0.4%
AnnTaylor Stores Corp. (a)	1,050	21,788
Talbots, Inc.	220	11,619
		33,407
General Merchandise Stores - 0.2%
BJ's Wholesale Club, Inc. (a)	170	5,706
Costco Wholesale Corp. (a)	400	13,050
		18,756
Retail & Wholesale, Miscellaneous - 0.1%
Bed Bath & Beyond, Inc. (a)	220	4,579
TOTAL RETAIL & WHOLESALE		56,742
SERVICES - 0.9%
Advertising - 0.5%
Lamar Advertising Co. Class A (a)	110	4,290
TMP Worldwide, Inc. (a)	580	34,039
		38,329
Services - 0.4%
Cendant Corp. (a)	420	3,859
Common Stocks - continued
	Shares	Value (Note 1)
SERVICES - continued
Services - continued
Cintas Corp.	110	$ 5,603
Ecolab, Inc.	130	5,647
FreeMarkets, Inc.	130	4,168
Manpower, Inc.	150	4,866
Robert Half International, Inc. (a)	170	5,079
True North Communications	130	4,639
		33,861
TOTAL SERVICES		72,190
TECHNOLOGY - 67.1%
Communications Equipment - 7.9%
ADC Telecommunications, Inc. (a)	5,300	106,994
Andrew Corp. (a)	230	4,183
Avanex Corp.	56	2,604
Ciena Corp. (a)	1,860	141,244
Comverse Technology, Inc. (a)	700	60,331
Corning, Inc.	1,770	103,545
Ditech Communications Corp. (a)	660	10,354
Natural MicroSystems Corp. (a)	1,980	32,423
Nokia AB sponsored ADR	800	34,200
ONI Systems Corp.	880	38,280
Tekelec (a)	740	22,940
Tellabs, Inc. (a)	1,100	58,300
		615,398
Computer Services & Software - 42.1%
Activcard SA sponsored ADR	500	9,281
Aether Systems, Inc. (a)	2,125	120,328
Affiliated Computer Services, Inc. Class A (a)	90	5,063
Affymetrix, Inc. (a)	60	3,540
Agile Software Corp. (a)	500	23,070
Amdocs Ltd. (a)	1,060	57,373
America Online, Inc. (a)	300	12,183
Ariba, Inc. (a)	300	18,675
Art Technology Group, Inc. (a)	200	5,738
AsiaInfo Holdings, Inc.	370	2,891
Autodesk, Inc.	900	23,231
BEA Systems, Inc. (a)	3,490	204,383
BMC Software, Inc. (a)	250	4,328
BroadVision, Inc. (a)	400	9,050
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
Ceridian Corp. (a)	210	$ 4,817
Check Point Software Technologies Ltd. (a)	2,670	274,009
Citrix Systems, Inc. (a)	210	5,001
CNET Networks, Inc. (a)	200	4,275
Computer Associates International, Inc.	1,900	49,638
Critical Path, Inc. (a)	13,700	289,413
Foundry Networks, Inc.	280	10,325
Homestore.com, Inc. (a)	180	4,410
i2 Technologies, Inc. (a)	100	9,650
IMS Health, Inc.	200	5,600
Inet Technologies, Inc. (a)	700	21,700
Informatica Corp. (a)	800	55,900
Internet Security Systems, Inc. (a)	350	25,856
Liberate Technologies (a)	290	3,081
Macromedia, Inc. (a)	170	10,880
Manugistics Group, Inc. (a)	1,150	87,113
Mercury Interactive Corp. (a)	2,200	148,088
Micromuse, Inc. (a)	3,040	267,140
National Instrument Corp. (a)	530	21,134
Netegrity, Inc. (a)	200	9,238
Networks Associates, Inc. (a)	800	10,400
Numerical Technologies, Inc.	2,600	40,625
Openwave Systems, Inc. (a)	1,325	60,453
Polycom, Inc. (a)	1,410	47,676
Precise Software Solutions Ltd.	1,300	36,400
Rational Software Corp. (a)	3,620	114,030
Redback Networks, Inc. (a)	1,185	82,728
Siebel Systems, Inc. (a)	900	62,888
SilverStream Software, Inc. (a)	2,670	48,394
Software AG	380	20,042
Sonus Networks, Inc.	8,880	215,895
StorageNetworks, Inc.	2,300	67,563
Synopsys, Inc. (a)	140	5,460
The BISYS Group, Inc. (a)	110	4,730
TIBCO Software, Inc. (a)	3,530	122,226
VeriSign, Inc. (a)	100	8,669
VERITAS Software Corp. (a)	3,240	316,084
Vignette Corp. (a)	3,330	52,448
WatchGuard Technologies, Inc. (a)	1,700	38,675
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
webMethods, Inc.	1,060	$ 66,714
Wind River Systems, Inc. (a)	900	36,000
		3,264,502
Computers & Office Equipment - 11.3%
Brocade Communications Systems, Inc. (a)	320	53,740
CacheFlow, Inc.	750	30,469
Computer Network Technology Corp. (a)	1,300	30,550
EMC Corp. (a)	1,660	123,463
Emulex Corp. (a)	430	49,988
Extreme Networks, Inc. (a)	60	3,083
Finisar Corp.	1,000	23,313
Juniper Networks, Inc. (a)	830	103,439
Lexmark International Group, Inc. Class A (a)	800	36,800
MRV Communications, Inc. (a)	8,750	127,969
Network Appliance, Inc. (a)	700	34,563
Palm, Inc.	1,000	36,188
RSA Security, Inc. (a)	2,830	121,690
Sun Microsystems, Inc. (a)	1,256	95,535
Symbol Technologies, Inc.	130	5,208
		875,998
Electronic Instruments - 0.9%
Agilent Technologies, Inc.	300	15,656
Anadigics, Inc. (a)	250	3,969
Applera Corp. - Applied Biosystems Group	300	24,788
PerkinElmer, Inc.	50	4,453
Varian, Inc. (a)	160	5,080
Waters Corp. (a)	280	18,008
		71,954
Electronics - 4.9%
Analog Devices, Inc. (a)	110	5,459
Applied Micro Circuits Corp. (a)	600	29,063
Bookham Technology PLC sponsored ADR	1,200	14,925
Broadcom Corp. Class A (a)	300	29,250
Celestica, Inc. (sub. vtg.) (a)	590	31,038
Conexant Systems, Inc. (a)	500	10,156
GlobeSpan, Inc. (a)	90	2,818
Insilicon Corp.	430	2,473
Integrated Device Technology, Inc. (a)	450	13,388
International Rectifier Corp. (a)	140	4,235
Pericom Semiconductor Corp. (a)	600	9,375
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Electronics - continued
Power-One, Inc. (a)	580	$ 24,541
RF Micro Devices, Inc. (a)	2,450	46,550
Sanmina Corp. (a)	50	3,813
SDL, Inc. (a)	300	54,525
Stratos Lightwave, Inc.	1,600	25,300
Texas Instruments, Inc.	700	26,119
Vitesse Semiconductor Corp. (a)	1,100	47,438
		380,466
TOTAL TECHNOLOGY		5,208,318
TRANSPORTATION - 0.1%
Air Transportation - 0.1%
Northwest Airlines Corp. Class A (a)	190	4,786
UTILITIES - 1.9%
Cellular - 1.3%
Microcell Telecommunications, Inc. Class B (non-vtg.) (a)	500	11,654
QUALCOMM, Inc. (a)	800	64,200
SBA Communications Corp. Class A (a)	500	18,625
Sprint Corp. - PCS Group Series 1 (a)	200	4,538
		99,017
Electric Utility - 0.6%
AES Corp. (a)	80	4,150
Calpine Corp. (a)	1,120	39,760
		43,910
Gas - 0.0%
Dynegy, Inc. Class A	100	4,425
TOTAL UTILITIES		147,352
TOTAL COMMON STOCKS (Cost $7,764,661)		6,986,124
Convertible Preferred Stocks - 5.5%

FINANCE - 1.5%
Credit & Other Finance - 1.5%
DECS Trust VI (Metromedia Fiber Network, Inc.) $2.46	5,000	120,000
Convertible Preferred Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - 3.8%
Broadcasting - 0.2%
Pegasus Communications Corp. $6.50	200	$ 11,300
Entertainment - 3.6%
Six Flags, Inc. $4.05 PIES	9,300	281,325
TOTAL MEDIA & LEISURE		292,625
UTILITIES - 0.2%
Cellular - 0.2%
Crown Castle International Corp. $3.125 PIERS (a)	300	12,525
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $458,366)		425,150
Convertible Bonds - 1.4%
Moody's Ratings (unaudited) (b)		Principal Amount
TECHNOLOGY - 1.4%
Computer Services & Software - 1.4%
USinternetworking, Inc. 7% 11/1/04 (Cost $121,500)	CCC	$ 270,000	113,400
Cash Equivalents - 16.2%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.5%, dated 11/30/00 due 12/1/00 (Cost $1,261,000)	$ 1,261,228	1,261,000
TOTAL INVESTMENT PORTFOLIO - 113.1% (Cost $9,605,527)		8,785,674
NET OTHER ASSETS - (13.1)%		(1,020,914)
NET ASSETS - 100%		$ 7,764,760
Security Type Abbreviations
DECS	-	Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock
PIERS	-	Preferred Income Equity Redeemable Securities
PIES	-	Premium Income Equity Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Income Tax Information

At November 30, 2000, the aggregate cost of investment securities for income tax purposes was $9,672,115. Net unrealized depreciation aggregated $886,441, of which $144,609 related to appreciated investment securities and $1,031,050 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $10,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2000
Assets
Investment in securities, at value (including repurchase agreements of $1,261,000) (cost $9,605,527) - See accompanying schedule		$ 8,785,674
Cash		28,353
Receivable for investments sold		6,492
Receivable for fund shares sold		1,133,624
Dividends receivable		77
Interest receivable		2,408
Prepaid expenses		82,029
Receivable from investment adviser for expense reductions		59,838
Total assets		10,098,495
Liabilities
Payable for investments purchased	$ 2,172,257
Payable for fund shares redeemed	16,611
Distribution fees payable	1,232
Other payables and accrued expenses	143,635
Total liabilities		2,333,735
Net Assets		$ 7,764,760
Net Assets consist of:
Paid in capital		$ 8,616,476
Undistributed net investment income		1,289
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,033)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(819,972)
Net Assets		$ 7,764,760

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,789,444 ÷ 197,642 shares)	$9.05
Maximum offering price per share (100/94.25 of $9.05)	$9.60
Class T: Net Asset Value and redemption price per share ($2,767,478 ÷ 305,844 shares)	$9.05
Maximum offering price per share (100/96.50 of $9.05)	$9.38
Class B: Net Asset Value and offering price per share ($1,658,955 ÷ 183,283 shares) A	$9.05
Class C: Net Asset Value and offering price per share ($1,224,104 ÷ 135,197 shares) A	$9.05
Institutional Class: Net Asset Value, offering price and redemption price per share ($324,779 ÷ 35,858 shares)	$9.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	November 13, 2000 (commencement of operations) to November 30, 2000
Investment Income Dividends		$ 77
Interest		5,456
Total income		5,533
Expenses
Management fee	$ 1,273
Transfer agent fees	1,313
Distribution fees	1,232
Accounting fees and expenses	2,857
Custodian fees and expenses	150
Registration fees	37,286
Audit	20,000
Miscellaneous	1,250
Total expenses before reductions	65,361
Expense reductions	(61,111)	4,250
Net investment income		1,283
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(33,033)
Foreign currency transactions	6	(33,027)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(819,853)
Assets and liabilities in foreign currencies	(119)	(819,972)
Net gain (loss)		(852,999)
Net increase (decrease) in net assets resulting from operations		$ (851,716)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

November 13, 2000 (commencement of operations) to November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,283
Net realized gain (loss)	(33,027)
Change in net unrealized appreciation (depreciation)	(819,972)
Net increase (decrease) in net assets resulting from operations	(851,716)
Share transactions - net increase (decrease)	8,616,476
Total increase (decrease) in net assets	7,764,760
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,289)	$ 7,764,760

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended November 30,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	(.95)
Total from investment operations	(.95)
Net asset value, end of period	$ 9.05
Total ReturnB, C	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,789
Ratio of expenses to average net assets	1.75% A, F
Ratio of net investment income to average net assets	.99% A
Portfolio turnover rate	139% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended November 30,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	(.95)
Total from investment operations	(.95)
Net asset value, end of period	$ 9.05
Total ReturnB, C	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,767
Ratio of expenses to average net assets	2.00% A, F
Ratio of net investment income to average net assets	.74% A
Portfolio turnover rate	139% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended November 30,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	(.95)
Total from investment operations	(.95)
Net asset value, end of period	$ 9.05
Total ReturnB, C	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,659
Ratio of expenses to average net assets	2.50% A, F
Ratio of net investment income to average net assets	.24% A
Portfolio turnover rate	139% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended November 30,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	(.95)
Total from investment operations	(.95)
Net asset value, end of period	$ 9.05
Total Return B, C	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,224
Ratio of expenses to average net assets	2.50% A, F
Ratio of net investment income to average net assets	.24% A
Portfolio turnover rate	139% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended November 30,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	(.95)
Total from investment operations	(.94)
Net asset value, end of period	$ 9.06
Total ReturnB, C	(9.40)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 325
Ratio of expenses to average net assets	1.50% A, F
Ratio of net investment income to average net assets	1.24% A
Portfolio turnover rate	139% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2000

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund(the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of the funds for distribution under federal and state securities law. These registration expenses are borne by the funds and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,633,744 and $256,184, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .63% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 99	$ 9
Class T	367	-
Class B	417	313
Class C	349	288
	$ 1,232	$ 610

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 3,922	$ -
Class T	4,143	1,933
	$ 8,065	$ 1,933

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

Amount
Class A	$ 221
Class T	536
Class B	307
Class C	195
Institutional Class	54
$ 1,313

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.75%	$ 11,804
Class T	2.00%	22,111
Class B	2.50%	12,578
Class C	2.50%	10,476
Institutional Class	1.50%	4,142
		$ 61,111

6. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 12% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Year ended November 30,	Year ended November 30,
	2000 A	2000 A

Class A Shares sold	197,642	$ 1,962,030
Net increase (decrease)	197,642	$ 1,962,030
Class T Shares sold	307,686	$ 3,118,405
Shares redeemed	(1,842)	(16,611)
Net increase (decrease)	305,844	$ 3,101,794
Class B Shares sold	183,283	$ 1,825,785
Net increase (decrease)	183,283	$ 1,825,785
Class C Shares sold	135,281	$ 1,363,696
Shares redeemed	(84)	(796)
Net increase (decrease)	135,197	$ 1,362,900
Institutional Class Shares sold	35,858	$ 363,967
Net increase (decrease)	35,858	$ 363,967

A Share transactions are for the period November 13, 2000 (commencement of operations) to November 30, 2000

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Advisor Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Aggressive Growth Fund (a fund of Fidelity Securities Fund) at November 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Aggressive Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
January 10, 2001

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Aggressive Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	\\\\\\\\\\	Pay Date	\\\\\\\\\\	Record Date	\\\\\\\\\\	Dividends	\\\\\\\\\\	Capital Gains
Class A		1/8/01		1/5/01		-		$.01
Class T		1/8/01		1/5/01		-		$.01
Class B		1/8/01		1/5/01		-		$.01
Class C		1/8/01		1/5/01		-		$.01

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Beso Sikharulidze, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAG-ANN-0101 122051
1.750680.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(fidelity_logo)(Registered Trademark)

Fidelity® Advisor

Aggressive Growth

Fund - Institutional Class

Annual Report

November 30, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

For the first time since 1990, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, appeared nearly certain to outperform the U.S. stock market, as measured by the S&P 500®. The former was up nearly 10% year to date through November, while the S&P 500 was down by approximately the same amount. Disappointing corporate earnings and uncertainty concerning a president-elect toppled the stock market late in the period.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Aggressive Growth Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended November 30, 2000	Life of fund
Fidelity Adv Aggressive Growth - Institutional Class	-9.40%
Russell Midcap Growth	-12.94%

Cumulative total returns show Institutional Class ' performance in percentage terms over a set period - in this case, since the fund started on November 13, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of U.S. domiciled medium capitalization growth-oriented stocks of U.S. corporations. This benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Institutional Class' shares' cumulative return and show you what would have happened if Institutional Class' shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After a promising beginning, U.S. equity markets were hammered by a convergence of adverse conditions during the remainder of the 12-month period ending November 30, 2000. The tech-heavy NASDAQ Composite Index was particularly hard hit. After successfully weathering the Federal Reserve Board's campaign to calm surging economic growth, the technology sector's grip on market leadership finally weakened in mid-March, when analysts warned that valuations were overinflated. Then, in May, the markets were rocked by a 0.50% Fed interest-rate hike, and signs soon emerged that clearly indicated a slowdown ahead. Escalating oil prices put additional strain on corporate profits, and disappointing earnings announcements began to pile up. Any hopes for a late season rally were broadsided by the uncertainty stemming from the presidential election in November. The resulting anxiety weighed the markets down to their lowest point of the year. For the overall period, the Standard & Poor's 500SM Index fell 4.22%, the Dow Jones Industrial Average sank 2.77% and the NASDAQ plunged 21.99%. Investors should keep in mind, however, that the last two times the NASDAQ had negative calendar year returns, in 1990 and 1994, the index responded with gains of 59.01% and 41.40% in 1991 and 1995, respectively. Of course, past performance is no guarantee of future results.

(Portfolio Manager photograph)
An interview with Beso Sikharulidze, Portfolio Manager of Fidelity Advisor Aggressive Growth Fund

Q. How did the fund perform, Beso?

A. From its inception on November 13, 2000, through November 30, 2000, the fund's Institutional Class shares returned -9.40%, while the Russell Midcap Growth Index returned -12.94%. Going forward, we will look at the fund's performance at six- and 12-month intervals and compare it to its Lipper peer group.

Q. What was the market environment like during this very abbreviated period?

A. The fund launched during an indiscriminate sell-off in the marketplace spawned by concerns about an economic deceleration, the Federal Reserve Board's stance on interest rates and an unresolved U.S. presidential election. The technology-laden NASDAQ Composite Index felt the brunt of the storm, plunging more than 14% during this abbreviated period and more than 22% for the month of November as a whole. So, although the timing of the fund's launch dampened short-term performance, the sell-off actually helped improve our long-term prospects by allowing us to pick up several good stocks at bargain prices.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How would you define the fund's objective?

A. As its name implies, it's an aggressively managed fund that seeks capital appreciation by investing primarily in common stocks. The fund is designed to uncover companies that offer the potential for accelerated earnings or revenue growth. To me, this means a company that has strong growth potential and a sustainable competitive advantage. Oftentimes, this means investing in companies that are launching new products or technology, and those that are trying to grow their earnings faster than their competition. It's important to recognize that there are risks associated with this approach. Investors should be aware of the potential for short-term volatility in the fund's share price and should have a high tolerance to ride out the ups and downs. If they do, there's also a lot of potential for superior returns over the long term.

Q. What can you tell us about your investment style?

A. I follow a bottom-up research process, and my goal is to try to know better than anyone else the companies in which I invest, or in which I will consider investing. In analyzing a company, I look for a strong competitive position, a strong balance sheet and ample free cash-flow generation. In keeping with this strategy, some of the criteria for me to sell - or avoid - a company include deteriorating fundamentals, weakening prospects and seemingly overstretched stock valuations.

Q. Where have you found investment opportunities since the fund opened?

A. I focused the fund's investments in what I consider to be the fastest growing segments of the market, namely technology, telecommunications and biotechnology. In fact, over 68% of the fund's net assets resided in technology alone at the close of the period. Within tech and telecom, I honed in on those firms expected to benefit the most in the long term from the continued evolution of the Internet and next-generation communications networks. Among the companies receiving significant initial investments were data storage players EMC and Storage Networks, Internet software providers Veritas, Critical Path, Micromuse and BEA Systems, and networking plays Ciena and Sonus Networks. Switching gears, historic advances in gene research are expected to drive innovative products and services, which attracted me to biotech holdings, namely IDEC Pharmaceuticals, Medarex and Enzo Biochem.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. My long-term outlook remains quite bullish. Despite a difficult period in the market of late, I firmly believe those sectors that have seen the sharpest growth during the past 12 months will continue to outpace the market. Tech-related spending, although slowing, remains strong and should continue to fuel productivity gains, which have the effect of lowering inflation and boosting corporate profits. I believe there are still a lot of good bargains out there given the recent sell-off, and I plan to take full advantage of them in the coming months. As a bottom-up investor, I'll focus my energy on individual security selection, since that's where we find the most value for the shareholder.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by investing primarily in common stocks

Start date: November 13, 2000

Size: as of November 30, 2000, more than $7 million

Manager: Beso Sikharulidze, since inception; Fidelity Advisor Focus Health Care Fund, 1997-1999; joined Fidelity in 1992

3

Beso Sikharulidze discusses why his background is well-suited for an aggressive growth fund:

"I've managed two sector funds at Fidelity that required an aggressive investment style, the Advisor Focus Health Care Fund and the Select Health Care Portfolio. This particular experience provided me with some great insight into finding the quality stocks with strong product pipelines within the biotechnology industry, which has become one of the hottest areas of the aggressive growth market.

"I also draw upon my experience running the Fidelity Convertible Securities Fund, a diversified equity fund that I recently managed. Managing this fund gave me valuable exposure to top technology stocks and the many facets of the new economy. What many investors don't realize is that the market for convertible securities has changed dramatically in recent years to become a much more growth-oriented universe, with the rapid emergence of NASDAQ-type issuers from the tech and telecom spaces.

"I feel that my experience with these high-growth industries provides me with a solid foundation to run an aggressive growth fund."

Annual Report

Investment Summary

Top Ten Stocks as of November 30, 2000
% of fund's net assets
VERITAS Software Corp.	4.1
Critical Path, Inc.	3.7
Six Flags, Inc. $4.05 PIES	3.6
Check Point Software Technologies Ltd.	3.5
Micromuse, Inc.	3.4
Sonus Networks, Inc.	2.8
BEA Systems, Inc.	2.6
Enzo Biochem, Inc.	2.2
Mercury Interactive Corp.	1.9
Ciena Corp.	1.8
29.6
Top Five Market Sectors as of November 30, 2000
% of fund's net assets
Technology	68.5
Health	11.3
Media & Leisure	5.9
Finance	2.3
Utilities	2.1
Asset Allocation (% of fund's net assets)
As of November 30, 2000 *
Stocks 90.0%
Convertible Securities 6.9%
Short-Term Investments and Net Other Assets 3.1%
* Foreign investments 7.3%

Annual Report

Investments November 30, 2000

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value (Note 1)
BASIC INDUSTRIES - 0.5%
Chemicals & Plastics - 0.1%
Sealed Air Corp. (a)	100	$ 3,181
Metals & Mining - 0.4%
CommScope, Inc. (a)	1,900	32,181
TOTAL BASIC INDUSTRIES		35,362
DURABLES - 0.4%
Consumer Electronics - 0.4%
Gemstar-TV Guide International, Inc. (a)	700	28,481
ENERGY - 1.5%
Energy Services - 1.1%
Baker Hughes, Inc.	140	4,629
ENSCO International, Inc.	160	3,890
Global Industries Ltd. (a)	490	4,961
Global Marine, Inc. (a)	190	4,168
Hanover Compressor Co. (a)	150	4,603
Marine Drilling Companies, Inc. (a)	220	4,400
Nabors Industries, Inc. (a)	100	4,394
Pride International, Inc. (a)	210	3,977
R&B Falcon Corp. (a)	200	3,800
Rowan Companies, Inc. (a)	210	4,174
SEACOR SMIT, Inc. (a)	116	4,872
Smith International, Inc. (a)	70	4,064
Tidewater, Inc.	110	4,455
Trican Well Service Ltd. (a)	1,700	14,666
Varco International, Inc. (a)	275	4,348
W-H Energy Services, Inc.	333	4,412
Weatherford International, Inc.	130	4,331
		84,144
Oil & Gas - 0.4%
Anadarko Petroleum Corp.	80	4,760
Apache Corp.	90	4,703
Cooper Cameron Corp. (a)	90	4,883
Devon Energy Corp.	100	4,925
Grant Prideco, Inc. (a)	290	4,096
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Murphy Oil Corp.	90	$ 4,928
Newfield Exploration Co. (a)	130	4,745
		33,040
TOTAL ENERGY		117,184
FINANCE - 0.8%
Banks - 0.1%
Synovus Finanical Corp.	230	5,089
Credit & Other Finance - 0.5%
Providian Financial Corp.	400	36,000
Insurance - 0.2%
Kingsway Financial Services, Inc. (a)	2,900	13,783
Securities Industry - 0.0%
Federated Investors, Inc. Class B (non-vtg.)	170	4,803
TOTAL FINANCE		59,675
HEALTH - 11.3%
Drugs & Pharmaceuticals - 10.7%
Abgenix, Inc. (a)	660	32,216
Alkermes, Inc. (a)	130	3,884
Allergan, Inc.	310	28,772
Applera Corp. - Celera Genomics Group (a)	600	24,975
Celgene Corp. (a)	80	4,565
Cephalon, Inc. (a)	490	22,663
CuraGen Corp. (a)	2,890	98,079
Enzo Biochem, Inc. (a)	5,920	168,720
Human Genome Sciences, Inc. (a)	360	22,388
IDEC Pharmaceuticals Corp. (a)	430	74,847
ImClone Systems, Inc. (a)	2,460	109,163
Immunex Corp. (a)	320	11,900
King Pharmaceuticals, Inc. (a)	100	4,875
Medarex, Inc. (a)	1,790	64,888
Medicis Pharmaceutical Corp. Class A (a)	300	19,050
Medimmune, Inc. (a)	300	15,956
Millennium Pharmaceuticals, Inc. (a)	1,070	51,962
Protein Design Labs, Inc. (a)	240	18,540
Vertex Pharmaceuticals, Inc. (a)	1,010	56,434
		833,877
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Medical Equipment & Supplies - 0.3%
Biomet, Inc.	130	$ 4,810
Patterson Dental Co. (a)	170	5,058
St. Jude Medical, Inc. (a)	90	5,361
Stryker Corp.	100	5,331
		20,560
Medical Facilities Management - 0.3%
Express Scripts, Inc. Class A (a)	70	5,241
Health Management Associates, Inc. Class A (a)	240	5,115
Oxford Health Plans, Inc. (a)	130	5,273
Quest Diagnostics, Inc. (a)	40	4,495
Universal Health Services, Inc. Class B (a)	60	6,146
		26,270
TOTAL HEALTH		880,707
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
Electrical Equipment - 1.7%
Alcatel SA sponsored ADR	590	29,795
Scientific-Atlanta, Inc.	2,600	104,975
		134,770
MEDIA & LEISURE - 2.1%
Broadcasting - 1.2%
American Tower Corp. Class A (a)	130	3,916
EchoStar Communications Corp. Class A (a)	330	9,632
Entercom Communications Corp. Class A (a)	160	4,720
Radio One, Inc. Class D (non-vtg.) (a)	6,400	67,200
UnitedGlobalCom, Inc. Class A (a)	190	2,874
Univision Communications, Inc. Class A (a)	140	4,900
		93,242
Entertainment - 0.1%
MGM Mirage, Inc.	160	4,580
Leisure Durables & Toys - 0.6%
Harley-Davidson, Inc.	1,110	50,436
Lodging & Gaming - 0.1%
International Game Technology (a)	130	5,801
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - continued
Restaurants - 0.1%
Outback Steakhouse, Inc. (a)	190	$ 5,166
Starbucks Corp. (a)	110	5,012
		10,178
TOTAL MEDIA & LEISURE		164,237
NONDURABLES - 0.6%
Beverages - 0.2%
Companhia de Bebidas das Americas (AmBev) sponsored ADR	600	12,675
Household Products - 0.4%
Avon Products, Inc.	600	24,975
Estee Lauder Companies, Inc. Class A	110	4,764
		29,739
TOTAL NONDURABLES		42,414
PRECIOUS METALS - 0.4%
Newmont Mining Corp.	2,170	33,906
RETAIL & WHOLESALE - 0.7%
Apparel Stores - 0.4%
AnnTaylor Stores Corp. (a)	1,050	21,788
Talbots, Inc.	220	11,619
		33,407
General Merchandise Stores - 0.2%
BJ's Wholesale Club, Inc. (a)	170	5,706
Costco Wholesale Corp. (a)	400	13,050
		18,756
Retail & Wholesale, Miscellaneous - 0.1%
Bed Bath & Beyond, Inc. (a)	220	4,579
TOTAL RETAIL & WHOLESALE		56,742
SERVICES - 0.9%
Advertising - 0.5%
Lamar Advertising Co. Class A (a)	110	4,290
TMP Worldwide, Inc. (a)	580	34,039
		38,329
Services - 0.4%
Cendant Corp. (a)	420	3,859
Common Stocks - continued
	Shares	Value (Note 1)
SERVICES - continued
Services - continued
Cintas Corp.	110	$ 5,603
Ecolab, Inc.	130	5,647
FreeMarkets, Inc.	130	4,168
Manpower, Inc.	150	4,866
Robert Half International, Inc. (a)	170	5,079
True North Communications	130	4,639
		33,861
TOTAL SERVICES		72,190
TECHNOLOGY - 67.1%
Communications Equipment - 7.9%
ADC Telecommunications, Inc. (a)	5,300	106,994
Andrew Corp. (a)	230	4,183
Avanex Corp.	56	2,604
Ciena Corp. (a)	1,860	141,244
Comverse Technology, Inc. (a)	700	60,331
Corning, Inc.	1,770	103,545
Ditech Communications Corp. (a)	660	10,354
Natural MicroSystems Corp. (a)	1,980	32,423
Nokia AB sponsored ADR	800	34,200
ONI Systems Corp.	880	38,280
Tekelec (a)	740	22,940
Tellabs, Inc. (a)	1,100	58,300
		615,398
Computer Services & Software - 42.1%
Activcard SA sponsored ADR	500	9,281
Aether Systems, Inc. (a)	2,125	120,328
Affiliated Computer Services, Inc. Class A (a)	90	5,063
Affymetrix, Inc. (a)	60	3,540
Agile Software Corp. (a)	500	23,070
Amdocs Ltd. (a)	1,060	57,373
America Online, Inc. (a)	300	12,183
Ariba, Inc. (a)	300	18,675
Art Technology Group, Inc. (a)	200	5,738
AsiaInfo Holdings, Inc.	370	2,891
Autodesk, Inc.	900	23,231
BEA Systems, Inc. (a)	3,490	204,383
BMC Software, Inc. (a)	250	4,328
BroadVision, Inc. (a)	400	9,050
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
Ceridian Corp. (a)	210	$ 4,817
Check Point Software Technologies Ltd. (a)	2,670	274,009
Citrix Systems, Inc. (a)	210	5,001
CNET Networks, Inc. (a)	200	4,275
Computer Associates International, Inc.	1,900	49,638
Critical Path, Inc. (a)	13,700	289,413
Foundry Networks, Inc.	280	10,325
Homestore.com, Inc. (a)	180	4,410
i2 Technologies, Inc. (a)	100	9,650
IMS Health, Inc.	200	5,600
Inet Technologies, Inc. (a)	700	21,700
Informatica Corp. (a)	800	55,900
Internet Security Systems, Inc. (a)	350	25,856
Liberate Technologies (a)	290	3,081
Macromedia, Inc. (a)	170	10,880
Manugistics Group, Inc. (a)	1,150	87,113
Mercury Interactive Corp. (a)	2,200	148,088
Micromuse, Inc. (a)	3,040	267,140
National Instrument Corp. (a)	530	21,134
Netegrity, Inc. (a)	200	9,238
Networks Associates, Inc. (a)	800	10,400
Numerical Technologies, Inc.	2,600	40,625
Openwave Systems, Inc. (a)	1,325	60,453
Polycom, Inc. (a)	1,410	47,676
Precise Software Solutions Ltd.	1,300	36,400
Rational Software Corp. (a)	3,620	114,030
Redback Networks, Inc. (a)	1,185	82,728
Siebel Systems, Inc. (a)	900	62,888
SilverStream Software, Inc. (a)	2,670	48,394
Software AG	380	20,042
Sonus Networks, Inc.	8,880	215,895
StorageNetworks, Inc.	2,300	67,563
Synopsys, Inc. (a)	140	5,460
The BISYS Group, Inc. (a)	110	4,730
TIBCO Software, Inc. (a)	3,530	122,226
VeriSign, Inc. (a)	100	8,669
VERITAS Software Corp. (a)	3,240	316,084
Vignette Corp. (a)	3,330	52,448
WatchGuard Technologies, Inc. (a)	1,700	38,675
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computer Services & Software - continued
webMethods, Inc.	1,060	$ 66,714
Wind River Systems, Inc. (a)	900	36,000
		3,264,502
Computers & Office Equipment - 11.3%
Brocade Communications Systems, Inc. (a)	320	53,740
CacheFlow, Inc.	750	30,469
Computer Network Technology Corp. (a)	1,300	30,550
EMC Corp. (a)	1,660	123,463
Emulex Corp. (a)	430	49,988
Extreme Networks, Inc. (a)	60	3,083
Finisar Corp.	1,000	23,313
Juniper Networks, Inc. (a)	830	103,439
Lexmark International Group, Inc. Class A (a)	800	36,800
MRV Communications, Inc. (a)	8,750	127,969
Network Appliance, Inc. (a)	700	34,563
Palm, Inc.	1,000	36,188
RSA Security, Inc. (a)	2,830	121,690
Sun Microsystems, Inc. (a)	1,256	95,535
Symbol Technologies, Inc.	130	5,208
		875,998
Electronic Instruments - 0.9%
Agilent Technologies, Inc.	300	15,656
Anadigics, Inc. (a)	250	3,969
Applera Corp. - Applied Biosystems Group	300	24,788
PerkinElmer, Inc.	50	4,453
Varian, Inc. (a)	160	5,080
Waters Corp. (a)	280	18,008
		71,954
Electronics - 4.9%
Analog Devices, Inc. (a)	110	5,459
Applied Micro Circuits Corp. (a)	600	29,063
Bookham Technology PLC sponsored ADR	1,200	14,925
Broadcom Corp. Class A (a)	300	29,250
Celestica, Inc. (sub. vtg.) (a)	590	31,038
Conexant Systems, Inc. (a)	500	10,156
GlobeSpan, Inc. (a)	90	2,818
Insilicon Corp.	430	2,473
Integrated Device Technology, Inc. (a)	450	13,388
International Rectifier Corp. (a)	140	4,235
Pericom Semiconductor Corp. (a)	600	9,375
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Electronics - continued
Power-One, Inc. (a)	580	$ 24,541
RF Micro Devices, Inc. (a)	2,450	46,550
Sanmina Corp. (a)	50	3,813
SDL, Inc. (a)	300	54,525
Stratos Lightwave, Inc.	1,600	25,300
Texas Instruments, Inc.	700	26,119
Vitesse Semiconductor Corp. (a)	1,100	47,438
		380,466
TOTAL TECHNOLOGY		5,208,318
TRANSPORTATION - 0.1%
Air Transportation - 0.1%
Northwest Airlines Corp. Class A (a)	190	4,786
UTILITIES - 1.9%
Cellular - 1.3%
Microcell Telecommunications, Inc. Class B (non-vtg.) (a)	500	11,654
QUALCOMM, Inc. (a)	800	64,200
SBA Communications Corp. Class A (a)	500	18,625
Sprint Corp. - PCS Group Series 1 (a)	200	4,538
		99,017
Electric Utility - 0.6%
AES Corp. (a)	80	4,150
Calpine Corp. (a)	1,120	39,760
		43,910
Gas - 0.0%
Dynegy, Inc. Class A	100	4,425
TOTAL UTILITIES		147,352
TOTAL COMMON STOCKS (Cost $7,764,661)		6,986,124
Convertible Preferred Stocks - 5.5%

FINANCE - 1.5%
Credit & Other Finance - 1.5%
DECS Trust VI (Metromedia Fiber Network, Inc.) $2.46	5,000	120,000
Convertible Preferred Stocks - continued
	Shares	Value (Note 1)
MEDIA & LEISURE - 3.8%
Broadcasting - 0.2%
Pegasus Communications Corp. $6.50	200	$ 11,300
Entertainment - 3.6%
Six Flags, Inc. $4.05 PIES	9,300	281,325
TOTAL MEDIA & LEISURE		292,625
UTILITIES - 0.2%
Cellular - 0.2%
Crown Castle International Corp. $3.125 PIERS (a)	300	12,525
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $458,366)		425,150
Convertible Bonds - 1.4%
Moody's Ratings (unaudited) (b)		Principal Amount
TECHNOLOGY - 1.4%
Computer Services & Software - 1.4%
USinternetworking, Inc. 7% 11/1/04 (Cost $121,500)	CCC	$ 270,000	113,400
Cash Equivalents - 16.2%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.5%, dated 11/30/00 due 12/1/00 (Cost $1,261,000)	$ 1,261,228	1,261,000
TOTAL INVESTMENT PORTFOLIO - 113.1% (Cost $9,605,527)		8,785,674
NET OTHER ASSETS - (13.1)%		(1,020,914)
NET ASSETS - 100%		$ 7,764,760
Security Type Abbreviations
DECS	-	Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock
PIERS	-	Preferred Income Equity Redeemable Securities
PIES	-	Premium Income Equity Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
Income Tax Information

At November 30, 2000, the aggregate cost of investment securities for income tax purposes was $9,672,115. Net unrealized depreciation aggregated $886,441, of which $144,609 related to appreciated investment securities and $1,031,050 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $10,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2000
Assets
Investment in securities, at value (including repurchase agreements of $1,261,000) (cost $9,605,527) - See accompanying schedule		$ 8,785,674
Cash		28,353
Receivable for investments sold		6,492
Receivable for fund shares sold		1,133,624
Dividends receivable		77
Interest receivable		2,408
Prepaid expenses		82,029
Receivable from investment adviser for expense reductions		59,838
Total assets		10,098,495
Liabilities
Payable for investments purchased	$ 2,172,257
Payable for fund shares redeemed	16,611
Distribution fees payable	1,232
Other payables and accrued expenses	143,635
Total liabilities		2,333,735
Net Assets		$ 7,764,760
Net Assets consist of:
Paid in capital		$ 8,616,476
Undistributed net investment income		1,289
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,033)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(819,972)
Net Assets		$ 7,764,760

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,789,444 ÷ 197,642 shares)	$9.05
Maximum offering price per share (100/94.25 of $9.05)	$9.60
Class T: Net Asset Value and redemption price per share ($2,767,478 ÷ 305,844 shares)	$9.05
Maximum offering price per share (100/96.50 of $9.05)	$9.38
Class B: Net Asset Value and offering price per share ($1,658,955 ÷ 183,283 shares) A	$9.05
Class C: Net Asset Value and offering price per share ($1,224,104 ÷ 135,197 shares) A	$9.05
Institutional Class: Net Asset Value, offering price and redemption price per share ($324,779 ÷ 35,858 shares)	$9.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	November 13, 2000 (commencement of operations) to November 30, 2000
Investment Income Dividends		$ 77
Interest		5,456
Total income		5,533
Expenses
Management fee	$ 1,273
Transfer agent fees	1,313
Distribution fees	1,232
Accounting fees and expenses	2,857
Custodian fees and expenses	150
Registration fees	37,286
Audit	20,000
Miscellaneous	1,250
Total expenses before reductions	65,361
Expense reductions	(61,111)	4,250
Net investment income		1,283
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(33,033)
Foreign currency transactions	6	(33,027)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(819,853)
Assets and liabilities in foreign currencies	(119)	(819,972)
Net gain (loss)		(852,999)
Net increase (decrease) in net assets resulting from operations		$ (851,716)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

November 13, 2000 (commencement of operations) to November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,283
Net realized gain (loss)	(33,027)
Change in net unrealized appreciation (depreciation)	(819,972)
Net increase (decrease) in net assets resulting from operations	(851,716)
Share transactions - net increase (decrease)	8,616,476
Total increase (decrease) in net assets	7,764,760
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,289)	$ 7,764,760

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended November 30,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	(.95)
Total from investment operations	(.95)
Net asset value, end of period	$ 9.05
Total ReturnB, C	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,789
Ratio of expenses to average net assets	1.75% A, F
Ratio of net investment income to average net assets	.99% A
Portfolio turnover rate	139% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended November 30,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	(.95)
Total from investment operations	(.95)
Net asset value, end of period	$ 9.05
Total ReturnB, C	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,767
Ratio of expenses to average net assets	2.00% A, F
Ratio of net investment income to average net assets	.74% A
Portfolio turnover rate	139% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended November 30,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	(.95)
Total from investment operations	(.95)
Net asset value, end of period	$ 9.05
Total ReturnB, C	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,659
Ratio of expenses to average net assets	2.50% A, F
Ratio of net investment income to average net assets	.24% A
Portfolio turnover rate	139% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended November 30,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	(.95)
Total from investment operations	(.95)
Net asset value, end of period	$ 9.05
Total Return B, C	(9.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,224
Ratio of expenses to average net assets	2.50% A, F
Ratio of net investment income to average net assets	.24% A
Portfolio turnover rate	139% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended November 30,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.01
Net realized and unrealized gain (loss)	(.95)
Total from investment operations	(.94)
Net asset value, end of period	$ 9.06
Total ReturnB, C	(9.40)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 325
Ratio of expenses to average net assets	1.50% A, F
Ratio of net investment income to average net assets	1.24% A
Portfolio turnover rate	139% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2000

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund(the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of the funds for distribution under federal and state securities law. These registration expenses are borne by the funds and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,633,744 and $256,184, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .63% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 99	$ 9
Class T	367	-
Class B	417	313
Class C	349	288
	$ 1,232	$ 610

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 3,922	$ -
Class T	4,143	1,933
	$ 8,065	$ 1,933

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

Amount
Class A	$ 221
Class T	536
Class B	307
Class C	195
Institutional Class	54
$ 1,313

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	1.75%	$ 11,804
Class T	2.00%	22,111
Class B	2.50%	12,578
Class C	2.50%	10,476
Institutional Class	1.50%	4,142
		$ 61,111

6. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 12% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Year ended November 30,	Year ended November 30,
	2000 A	2000 A

Class A Shares sold	197,642	$ 1,962,030
Net increase (decrease)	197,642	$ 1,962,030
Class T Shares sold	307,686	$ 3,118,405
Shares redeemed	(1,842)	(16,611)
Net increase (decrease)	305,844	$ 3,101,794
Class B Shares sold	183,283	$ 1,825,785
Net increase (decrease)	183,283	$ 1,825,785
Class C Shares sold	135,281	$ 1,363,696
Shares redeemed	(84)	(796)
Net increase (decrease)	135,197	$ 1,362,900
Institutional Class Shares sold	35,858	$ 363,967
Net increase (decrease)	35,858	$ 363,967

A Share transactions are for the period November 13, 2000 (commencement of operations) to November 30, 2000

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Advisor Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Aggressive Growth Fund (a fund of Fidelity Securities Fund) at November 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Aggressive Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
January 10, 2001

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Aggressive Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	\\\\\\\\\\	Pay Date	\\\\\\\\\\	Record Date	\\\\\\\\\\	Dividends	\\\\\\\\\\	Capital Gains
Institutional Class		1/8/01		1/5/01		-		$.01

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Beso Sikharulidze, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

* Independent trustees

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AAGI-ANN-0101 122052
1.750682.100

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